Share capital (Details) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		$ 51	$ 71	$ 157	$ 162
Series AO Convertible Preference Shares
Disclosure of classes of share capital [line items]
Shares redeemed (in shares)	4,600,000
Value of shares	$ 118
Payments to acquire or redeem entity's shares	115
Reduction of issued capital	$ 3